Refundable Deposit for Investment (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Refundable Deposit for Investment [Line Items]
Refundable deposit for investment	¥ 20,621		$ 2,879	¥ 39,799	¥ 72,774	$ 10,250	¥ 80,183
Refundable investment funds recovered							¥ 7,409
Refund received	¥ 19,178	$ 2,677
Shanghai Lingneng Electricity Selling Co., Ltd. [Member]
Refundable Deposit for Investment [Line Items]
Bearing interest rate percentage	3.00%		3.00%